Revenue (Tables)	12 Months Ended
Aug. 31, 2020
Revenue [Abstract]
Contract assets and liabilities
	Contract	Contract
	Assets	Liabilities
August 31, 2018	135	244
Increase in contract assets from revenue recognized during the period	179	-
Contract assets transferred to trade receivables	(145)	-
Contract terminations transferred to trade receivables	(11)	-
Revenue recognized included in contract liabilities at the beginning of the year	-	(236)
Increase in contract liabilities during the period	-	230
August 31, 2019	158	238
Increase in contract assets from revenue recognized during the period	200	-
Contract assets transferred to trade receivables	(170)	-
Contract terminations transferred to trade receivables	(16)	-
Revenue recognized included in contract liabilities at the beginning of the year	-	(231)
Increase in contract liabilities during the period	-	218
August 31, 2020	172	225

Schedule of contract assets and liabilities

	Contract	Contract
	Assets	Liabilities
Current	106	223
Long-term	52	15
Balance as at August 31, 2019	158	238
Current	132	211
Long-term	40	14
Balance as at August 31, 2020	172	225

Deferred commission costs assets
August 31, 2018	75
Additions to deferred commission cost assets	85
Amortization recognized on deferred commission cost assets	(66)
August 31, 2019	94
Additions to deferred commission cost assets	84
Amortization recognized on deferred commission cost assets	(80)
August 31, 2020	98

Current	59
Long-term	35
Balance as at August 31, 2019	94
Current	61
Long-term	37
Balance as at August 31, 2020	98

Disaggregation of revenue

	2020	2019
	$	$
Services
Wireline - Consumer	3,683	3,743
Wireline - Business	567	557
Wireless	815	694
	5,065	4,994
Equipment and other
Wireless	351	353
	351	353
Intersegment eliminations	(9)	(7)
Total revenue	5,407	5,340

Remaining performance obligations

	Within	Within	Within	Within	Within
	1 year	2 years	3 years	4 years	5 years	Thereafter	Total
Wireline	1,504	614	162	92	33	1	2,406
Wireless	418	116	-	-	-	-	534
Total	1,922	730	162	92	33	1	2,940